Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	138.97
Maximum Aggregate Offering Price	$ 104,227,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,393.82
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.001 per share ("Common Stock"), of Palvella Therapeutics, Inc. (the "Registrant") issuable under the Registrant's 2024 Equity Incentive Plan, as amended, by reason of any future stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock that are issuable under Amendment No. 1 to the 2024 Equity Incentive Plan, which was adopted by the Registrant's Board of Directors on April 27, 2026 and approved by the Registrant's stockholders at the 2026 Annual Meeting of Stockholders on June 10, 2026. (3) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Market on August 3, 2026.